Financial assets measured at fair value (Tables)	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through other comprehensive income [Abstract]
Schedule of Investment
	As of December 31,
	2024	2025
	RMB’000	RMB’000

Financial assets measured at FVTPL (i)
Unlisted investments, current	45	1,291
Unlisted investments, non-current	132,307	—
	132,352	1,291

Financial assets measured at FVOCI, non-current (ii)
Listed investments	66,642	92,396
	198,994	93,687

(i)	The Group’s unlisted investments without control or significant influence are measured at fair value through profit or loss as the Group has not elected to recognize fair value gains and losses through other comprehensive income.

(ii)	The Group has elected to recognize fair value gains and losses of its investment in the publicly traded ordinary shares of a listed company without control or significant influence, through other comprehensive income. During the years ended December 31, 2024, the Group received cash dividends of RMB4.3 million from the listed investee company. No cash dividends were received from the listed investee company during the year ended December 31, 2025.